ORGANIZATION AND NATURE OF OPERATIONS (Details) (CNY)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Oct. 31, 2011	May 31, 2014	Apr. 30, 2002
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Term of franchise agreement	5 years
Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Lease payment term, rental holiday	3 months
Lease payment term, fixed rent term	3 years
Lease payment term, interval between rent increase	3 years
Term of franchise agreement	5 years
Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Lease payment term, rental holiday	6 months
Lease payment term, fixed rent term	5 years
Lease payment term, interval between rent increase	5 years
Term of franchise agreement	10 years
Motel 168 [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interest acquired		100.00%
Total consideration		2,869,045,000
Cash consideration		2,201,731,000
Share consideration, value		667,314,000
Motel 168 [Member] | Ordinary Shares [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Share consideration, number of ordinary shares		8,149,616
Fairyland [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of equity interest acquired			100.00%
Cash consideration			121,327,000
Homeinns Hotel Group [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Incorporation date	May 30, 2006
Home Inns Beijing [Member] | Home Inns HK [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of owned equity interest by Home Inns HK				55.00%
Home Inns Beijing [Member] | BTG [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of owned equity interest by BTG				45.00%